Corporate debt, Details of corporate debt (Details) $ in Thousands, € in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2019 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Jun. 30, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Oct. 08, 2019 EUR (€)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)	Feb. 10, 2017 EUR (€)
Corporate debt [Abstract]
Amount drawn				$ 594,803	$ 308,981
Note Issuance Facility 2017 [Member]
Corporate debt [Abstract]
Principal amount | €															€ 275.0
Series 1 Notes [Member]
Corporate debt [Abstract]
Maturity date				2022
Series 2 Notes [Member]
Corporate debt [Abstract]
Maturity date				2023
Series 3 Notes [Member]
Corporate debt [Abstract]
Maturity date				2024
2017 Credit Facility [Member]
Corporate debt [Abstract]
Maturity date				December 13, 2021
Amount drawn | €			€ 9.0				€ 9.0
2017 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Credit facility amount													$ 11,200	€ 10.0
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate													2.00%	2.00%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate													2.00%	2.00%
New Revolving Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount		$ 425,000		$ 425,000								$ 215,000
Amount drawn		174,000				$ 84,000
New Revolving Credit Facility [Member] | Maturity December 31, 2022 [Member]
Corporate debt [Abstract]
Maturity date				December 31, 2022
Credit facility amount		387,500		$ 387,500
New Revolving Credit Facility [Member] | Maturity December 31, 2021 [Member]
Corporate debt [Abstract]
Maturity date				December 31, 2021
Credit facility amount		37,500		$ 37,500
Eurodollar Rate Loans [Member] | LIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate												1.60%
Eurodollar Rate Loans [Member] | LIBOR [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate												2.25%
Base Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate												0.60%
Base Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate												1.00%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate												0.50%
Base Rate Loans [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate												1.00%
Letters of Credit [Member]
Corporate debt [Abstract]
Credit facility amount		$ 70,000		$ 70,000
Note Issuance Facility 2019 [Member]
Corporate debt [Abstract]
Fixed interest rate	4.24%
Maturity date				April 30, 2025
Credit facility amount | €	€ 268.0
Upfront fee percentage	2.00%
Interest capitalization period	2 years
Note Issuance Facility 2019 [Member] | Interest Rate Swap [Member]
Corporate debt [Abstract]
Maturity date				June 30, 2022
Note Issuance Facility 2019 [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Variable interest period	3 months
Adjustment to interest rate	4.50%
Commercial Paper [Member]
Corporate debt [Abstract]
Short term notes authorized amount | €											€ 50.0
Term of short term notes						2 years	2 years
Short term notes issued amount | €							€ 25.0	€ 20.3
Percentage average cost of issued short term notes				0.76%
2020 Green Private Placement [Member]
Corporate debt [Abstract]
Principal amount									$ 320,000	€ 290.0
Maturity date				June 30, 2026
Adjustment to interest rate									1.96%	1.96%